Derivative Instruments - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Initial margin, centrally-cleared derivatives	$ 21.0		$ 30.0	$ 33.5
Net gains expected to be reclassified from AOCI into net income in next 12 months	$ 2.6			$ 3.4
Maximum term exposure is hedged	22 years			23 years
Gain on Cash Flow Hedge Ineffectiveness				$ 1.6
Loss on Cash Flow Hedge Ineffectiveness	$ (0.1)	$ (3.8)	$ (1.9)